TIP FUNDS

                          TIP Target Select Equity Fund

                         Supplement dated March 23, 2000
                    to the Prospectus dated January 31, 2000


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

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On February 25, 2000, the Board accepted Chartwell Investment Partner's
("Chartwell") resignation as Sub-Adviser to the Fund. Accordingly, all references in the Prospectus to Chartwell are hereby deleted. The assets previously managed by Chartwell were reallocated to the remaining advisers.

The Prospectus is hereby amended to reflect the addition of this information.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


TIP-A-003-03